Federated Hermes Intermediate Corporate Bond Fund
Portfolio of Investments
July 31, 2023 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—93.8%
		Basic Industry - Chemicals—0.1%
$ 400,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 378,601
		Basic Industry - Metals & Mining—0.3%
450,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	389,780
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	165,275
410,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	371,407
		TOTAL	926,462
		Basic Industry - Paper—0.0%
50,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	56,475
		Capital Goods - Aerospace & Defense—2.8%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	282,257
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	269,862
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	180,659
1,090,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	999,930
1,425,000		Boeing Co., Sr. Unsecd. Note, 5.150%, 5/1/2030	1,414,026
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	424,947
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	378,008
580,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	464,583
325,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	312,623
1,175,000		Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	981,977
1,175,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	1,139,205
600,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	586,534
950,000		RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	912,823
100,000		RTX Corp., Sr. Unsecd. Note, 5.000%, 2/27/2026	99,955
240,000		RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	240,288
400,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.055% (3-month USLIBOR +1.735%), 2/15/2042	300,793
300,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	289,561
		TOTAL	9,278,031
		Capital Goods - Building Materials—1.0%
1,100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	986,723
1,130,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	1,092,600
325,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	301,984
290,000		Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	248,343
520,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	415,188
200,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	187,489
		TOTAL	3,232,327
		Capital Goods - Construction Machinery—1.5%
1,000,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	880,132
405,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	394,271
500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	447,973
470,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	456,464
500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 5.450%, 10/14/2025	499,789
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	563,273
1,000,000		John Deere Capital Corp., Sr. Unsecd. Note, 4.900%, 3/3/2028	1,009,449
710,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	639,267
		TOTAL	4,890,618

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—1.9%
$ 600,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	$ 551,678
975,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	863,592
475,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	398,137
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	455,392
580,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	507,948
780,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	759,264
1,540,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,266,364
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	762,254
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	425,280
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	190,403
	TOTAL	6,180,312
	Communications - Cable & Satellite—2.2%
1,235,000	CCO Safari II LLC, 4.908%, 7/23/2025	1,213,830
1,125,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	910,656
225,000	Charter Communications, Inc., 4.200%, 3/15/2028	210,905
1,610,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	1,483,230
835,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	779,304
1,040,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	995,792
1,400,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	1,355,292
200,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	192,218
	TOTAL	7,141,227
	Communications - Media & Entertainment—1.9%
565,000	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	552,439
745,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	712,040
800,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	744,783
575,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	563,683
275,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	271,871
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	183,173
825,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	714,087
600,000	Walt Disney Co., Sr. Unsecd. Note, 2.200%, 1/13/2028	541,954
600,000	Walt Disney Co., Sr. Unsecd. Note, 3.000%, 2/13/2026	572,421
480,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 3.755%, 3/15/2027	449,501
625,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	573,790
380,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	380,700
	TOTAL	6,260,442
	Communications - Telecom Wireless—2.6%
1,365,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	1,285,199
1,120,000	American Tower Corp., Sr. Unsecd. Note, 5.250%, 7/15/2028	1,108,669
680,000	Crown Castle, Inc., Sr. Unsecd. Note, 1.050%, 7/15/2026	599,284
1,180,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	960,659
690,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	672,974
950,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	863,292
1,580,000	T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	1,499,981
1,375,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	1,264,005
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	345,535
	TOTAL	8,599,598
	Communications - Telecom Wirelines—1.9%
1,165,000	AT&T, Inc., Sr. Unsecd. Note, 1.650%, 2/1/2028	995,507
700,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	627,352

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 410,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	$ 316,954
300,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	249,231
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	240,544
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	235,345
1,150,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	1,006,459
435,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	361,317
1,275,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	1,124,794
1,010,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	986,104
	TOTAL	6,143,607
	Consumer Cyclical - Automotive—4.6%
1,390,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	1,379,960
950,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	855,277
2,090,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	2,078,478
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	243,912
600,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	570,991
545,000	General Motors Co., Sr. Unsecd. Note, 5.600%, 10/15/2032	534,112
340,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	343,820
675,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	605,057
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	299,828
360,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.000%, 1/9/2028	365,660
1,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	996,935
875,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	855,640
800,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.100%, 8/3/2028	799,056
1,225,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	1,233,460
500,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.375%, 11/26/2025	501,795
200,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	175,808
1,500,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	1,468,314
1,315,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	1,196,669
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	636,274
	TOTAL	15,141,046
	Consumer Cyclical - Retailers—4.3%
225,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	224,635
1,375,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,200,745
640,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	548,412
410,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	386,146
1,300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	1,245,214
580,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	538,860
290,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	277,781
500,000	AutoZone, Inc., Sr. Unsecd. Note, 5.200%, 8/1/2033	494,741
775,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	687,416
94,123	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	92,336
650,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	561,625
1,050,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	1,018,908
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	470,924
480,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	478,509
1,600,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,593,562
700,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	680,459
1,165,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	1,078,567
1,165,000	Home Depot, Inc., Sr. Unsecd. Note, 2.500%, 4/15/2027	1,082,311
300,000	Home Depot, Inc., Sr. Unsecd. Note, 3.900%, 12/6/2028	290,127

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 460,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	$ 364,429
665,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	526,148
255,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	252,223
	TOTAL	14,094,078
	Consumer Cyclical - Services—2.2%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	162,826
430,000	Amazon.com, Inc., Sr. Unsecd. Note, 0.450%, 5/12/2024	413,528
470,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.000%, 4/13/2025	454,911
820,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	774,196
500,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	476,966
600,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.600%, 12/1/2025	597,625
575,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.650%, 12/1/2029	576,196
805,000	Booking Holdings, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2028	762,938
965,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	946,785
875,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	844,132
225,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	213,120
490,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	489,389
179,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	151,045
490,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	469,996
	TOTAL	7,333,653
	Consumer Non-Cyclical - Food/Beverage—5.1%
1,250,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	1,210,140
250,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.000%, 4/13/2028	241,383
1,800,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	1,793,517
1,285,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,140,116
1,025,000	Constellation Brands, Inc., Sr. Unsecd. Note, 2.875%, 5/1/2030	890,366
1,165,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.600%, 2/15/2028	1,094,283
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	356,707
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	491,550
725,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	616,051
750,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.250%, 3/15/2031	617,931
500,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.430%, 6/15/2027	472,628
300,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.050%, 4/15/2032	278,689
1,017,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	962,251
1,800,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	1,726,878
600,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	563,833
1,375,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	1,244,184
1,165,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.550%, 2/13/2026	1,161,820
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	221,165
630,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	502,775
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	55,779
600,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	562,703
700,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	666,653
	TOTAL	16,871,402
	Consumer Non-Cyclical - Health Care—2.0%
650,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	553,268
500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	461,686
69,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	67,339
193,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	176,639
485,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	430,864

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 600,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	$ 576,386
1,110,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.857%, 3/15/2030	1,139,686
350,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.905%, 11/22/2032	363,992
1,300,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	1,224,156
500,000	HCA, Inc., 5.000%, 3/15/2024	497,550
85,000	HCA, Inc., Sec. Fac. Bond, 144A, 3.125%, 3/15/2027	78,418
1,000,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	992,027
	TOTAL	6,562,011
	Consumer Non-Cyclical - Pharmaceuticals—4.3%
545,000	Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	471,255
560,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	547,313
1,140,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	1,069,878
810,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	734,096
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	61,208
1,985,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	1,998,673
485,000	Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	485,084
680,000	Astrazeneca Finance LLC, 1.750%, 5/28/2028	591,655
600,000	Astrazeneca Finance LLC, Sr. Unsecd. Note, 4.875%, 3/3/2028	601,276
780,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	698,577
1,135,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	1,069,808
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	347,695
1,900,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	1,819,442
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	152,944
500,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	485,666
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	149,404
850,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	835,876
850,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.650%, 5/19/2030	841,699
820,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	656,099
450,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	409,225
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	271,682
	TOTAL	14,298,555
	Consumer Non-Cyclical - Products—0.4%
660,000	Kenvue, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/22/2028	666,121
600,000	Kenvue, Inc., Sr. Unsecd. Note, 144A, 5.350%, 3/22/2026	604,739
	TOTAL	1,270,860
	Consumer Non-Cyclical - Supermarkets—0.0%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	139,526
	Consumer Non-Cyclical - Tobacco—1.8%
350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	343,799
700,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	605,603
1,175,000	BAT Capital Corp., Sr. Unsecd. Note, 3.462%, 9/6/2029	1,030,903
425,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	471,954
350,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	339,039
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	990,485
975,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	977,932
910,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	904,681
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	143,316
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	269,100
	TOTAL	6,076,812

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—1.9%
$ 500,000		Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	$ 476,684
300,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	313,553
1,650,000		Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	1,593,402
1,600,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	1,533,157
200,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	193,946
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	490,810
1,300,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.375%, 9/1/2028	1,335,951
525,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	430,176
		TOTAL	6,367,679
		Energy - Integrated—1.9%
1,750,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	1,704,034
675,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	546,646
1,000,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	959,044
1,300,000		Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	1,222,145
1,200,000		Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	1,046,141
55,000		ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	52,652
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	221,024
625,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	594,538
		TOTAL	6,346,224
		Energy - Midstream—2.0%
250,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	216,446
600,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	579,269
155,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	148,634
500,000		Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	453,320
140,000		Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	140,687
175,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	159,752
250,000		MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	236,559
1,195,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	1,149,238
845,000		ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	804,939
450,000		ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	428,849
170,000		ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	173,742
935,000		Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	826,967
120,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	107,265
750,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	770,194
475,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	451,694
		TOTAL	6,647,555
		Energy - Oil Field Services—0.4%
625,000		Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	621,370
565,000		Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	570,876
		TOTAL	1,192,246
		Energy - Refining—0.8%
800,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	789,884
165,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	149,831
965,000		Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	860,824
800,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	759,604
		TOTAL	2,560,143
		Financial Institution - Banking—22.3%
1,000,000		American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	955,200
500,000	[1]	American Express Co., Sub., 5.625%, 7/28/2034	499,492
915,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	869,836

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 2,425,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	$ 2,040,002
810,000		Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	761,809
1,750,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	1,585,199
600,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	576,789
1,750,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	1,516,116
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	474,863
1,440,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	1,361,558
960,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	868,714
500,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	487,386
750,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	721,219
1,200,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	1,166,783
1,075,000		Citigroup, Inc., 4.125%, 7/25/2028	1,012,634
500,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	446,821
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,088,182
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	957,698
1,325,000		Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,243,149
750,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	711,055
625,000		Citigroup, Inc., Sub., 6.174%, 5/25/2034	635,199
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	232,831
790,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	633,479
785,000		Comerica, Inc., 3.800%, 7/22/2026	728,690
1,000,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	963,009
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	449,624
1,425,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	1,448,178
400,000		Fifth Third Bank, Sr. Unsecd. Note, 5.852%, 10/27/2025	393,854
300,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	292,831
1,225,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	1,099,017
450,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	354,663
850,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	716,523
800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	754,962
2,075,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	1,955,544
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	240,179
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	899,283
700,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	678,748
500,000		Huntington National Bank, Sr. Unsecd. Note, 4.008%, 5/16/2025	485,308
650,000		Huntington National Bank, Sr. Unsecd. Note, 5.650%, 1/10/2030	638,428
1,250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,129,397
1,100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	1,035,005
2,025,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	1,664,905
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.739%, 10/15/2030	868,515
800,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	675,399
1,600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	1,517,672
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.845%, 6/14/2025	981,464
350,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	334,129
1,100,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.299%, 7/24/2029	1,102,952
535,000		M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	507,918
625,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	587,909
625,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	602,403
600,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	573,576
750,000		Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	716,523

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 1,160,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	$ 1,038,380
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	332,240
1,880,000		Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	1,861,699
300,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	296,259
500,000		Morgan Stanley, Sr. Unsecd. Note, 6.342%, 10/18/2033	531,869
1,950,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	1,552,073
1,250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.622%, 4/1/2031	1,124,423
800,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	790,659
1,125,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	1,049,580
1,850,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	1,785,559
575,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.671%, 10/28/2025	572,344
92,698	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	38,933
675,000		State Street Corp., Sr. Unsecd. Note, 4.857%, 1/26/2026	666,591
1,000,000		State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	982,253
1,550,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,446,977
300,000		Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	289,708
725,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	615,354
750,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	711,192
785,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	750,678
875,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.900%, 10/28/2026	874,159
500,000		US Bancorp, Sr. Unsecd. Note, 4.653%, 2/1/2029	480,104
1,200,000		US Bancorp, Sr. Unsecd. Note, 5.727%, 10/21/2026	1,204,296
250,000		US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	251,038
425,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	431,121
1,175,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,049,796
1,360,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	1,279,652
500,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 5.557%, 7/25/2034	502,163
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	502,838
445,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	398,358
750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	717,958
1,450,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,225,845
2,100,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	1,962,585
		TOTAL	73,559,306
		Financial Institution - Broker/Asset Mgr/Exchange—1.3%
500,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	468,659
900,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	977,445
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	212,376
1,100,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	861,080
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	249,038
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	155,712
840,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	821,645
400,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	391,992
		TOTAL	4,137,947
		Financial Institution - Finance Companies—1.1%
505,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	456,513
335,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	292,455
675,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	645,231
700,000		Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	627,617
625,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	579,783
140,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	141,268

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—continued
$ 610,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	$ 614,936
265,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	264,508
	TOTAL	3,622,311
	Financial Institution - Insurance - Health—1.7%
900,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	776,075
500,000	Elevance Health, Inc., Sr. Unsecd. Note, 2.375%, 1/15/2025	478,233
1,335,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.900%, 2/8/2026	1,318,963
1,175,000	The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	1,175,763
300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	274,535
1,300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.950%, 10/15/2027	1,209,729
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	394,936
	TOTAL	5,628,234
	Financial Institution - Insurance - Life—1.0%
500,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	464,910
625,000	CoreBridge Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	598,572
1,250,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	1,045,334
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	182,285
290,000	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	277,481
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	362,420
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	321,133
	TOTAL	3,252,135
	Financial Institution - Insurance - P&C—0.5%
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	295,068
600,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	576,713
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	233,357
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	508,438
	TOTAL	1,613,576
	Financial Institution - REIT - Apartment—0.5%
500,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 11/15/2024	487,566
470,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	440,816
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	82,905
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	295,131
470,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	372,897
	TOTAL	1,679,315
	Financial Institution - REIT - Healthcare—1.0%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	242,274
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	341,646
200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	171,752
1,135,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,077,402
765,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	637,085
925,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	808,147
	TOTAL	3,278,306
	Financial Institution - REIT - Office—0.6%
645,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	474,926
1,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	938,191
500,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	478,941
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	111,387
120,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	81,987
	TOTAL	2,085,432

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—0.4%
$ 300,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	$ 289,871
460,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	370,862
300,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	271,887
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	347,288
	TOTAL	1,279,908
	Financial Institution - REIT - Retail—0.8%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	212,465
340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	333,834
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	207,386
700,000	Kimco Realty Corp., Sr. Unsecd. Note, 4.600%, 2/1/2033	651,896
500,000	Regency Centers LP, Sr. Unsecd. Note, 3.600%, 2/1/2027	472,675
600,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	539,197
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	243,339
	TOTAL	2,660,792
	Sovereign—0.2%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	678,560
	Technology—5.0%
1,140,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	1,067,743
1,250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,206,819
700,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	659,870
1,000,000	Apple, Inc., Sr. Unsecd. Note, 3.250%, 2/23/2026	965,163
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	329,200
250,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	247,304
585,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	558,041
585,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	557,891
625,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	579,469
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	226,633
350,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	349,338
175,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	177,483
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	392,195
500,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	426,969
350,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	340,250
665,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	672,311
320,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	325,964
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	264,423
500,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	492,612
600,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	593,848
460,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	445,789
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	480,370
725,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	679,606
550,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	502,047
2,370,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	2,486,501
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	245,686
600,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	609,976
475,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	457,469
315,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	279,218
	TOTAL	16,620,188
	Technology Services—0.4%
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	228,230
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	286,264

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology Services—continued
$ 600,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	$ 536,192
290,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	246,394
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	120,587
	TOTAL	1,417,667
	Transportation - Airlines—0.1%
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	174,051
	Transportation - Railroads—0.5%
350,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	315,320
300,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	262,633
575,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	525,651
550,000	Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	548,140
	TOTAL	1,651,744
	Transportation - Services—1.8%
785,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	690,975
565,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	442,740
515,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	462,259
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	222,115
975,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	939,858
605,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	599,402
650,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	583,295
975,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 4.300%, 6/15/2027	947,256
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	248,069
635,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	639,623
	TOTAL	5,775,592
	Utility - Electric—6.5%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	296,818
500,000	Alabama Power Co., Sr. Unsecd. Note, Series 20-A, 1.450%, 9/15/2030	395,137
500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	415,114
1,335,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	1,368,864
345,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.450%, 6/1/2026	309,618
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	346,324
580,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	563,347
935,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	898,352
1,160,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2025	1,152,409
1,750,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	1,746,519
600,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	514,183
600,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	586,162
575,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	579,297
190,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	180,011
1,300,000	Enel Finance America LLC, Sr. Unsecd. Note, 144A, 7.100%, 10/14/2027	1,366,415
685,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	609,105
500,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	482,531
700,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	710,239
855,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	800,249
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	222,551
675,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.450%, 3/13/2026	668,227
500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.450%, 10/30/2025	501,654
1,115,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	1,096,180
1,175,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	1,169,295
360,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	362,765

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 590,000	NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	$ 533,683
60,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	60,142
485,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	472,855
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	211,509
1,200,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	1,135,320
250,000	Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	229,114
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	134,390
585,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	575,894
850,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	850,215
	TOTAL	21,544,488
	Utility - Natural Gas—0.2%
335,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	273,392
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	296,417
	TOTAL	569,809
	TOTAL CORPORATE BONDS (IDENTIFIED COST $320,406,309)	309,218,851
	INVESTMENT COMPANY—5.4%
17,596,621	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.32%[3] (IDENTIFIED COST $17,594,449)	17,594,861
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $338,000,758)	326,813,712
	OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	2,797,785
	TOTAL NET ASSETS—100%	$329,611,497
At July 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	10	$1,114,063	September 2023	$(21,989)
United States Treasury Notes 10-Year Ultra Long Futures	123	$14,389,078	September 2023	$(246,376)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(268,365)
The average notional value of long and short futures contracts held by the Fund throughout the period was $12,243,391 and $164,570, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 4/30/2023	$9,541,346
Purchases at Cost	$76,537,710
Proceeds from Sales	$(68,483,790)
Change in Unrealized Appreciation/Depreciation	$(75)
Net Realized Gain/(Loss)	$(330)
Value as of 7/31/2023	$17,594,861
Shares Held as of 7/31/2023	17,596,621
Dividend Income	$140,298

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$309,179,918	$38,933	$309,218,851
Investment Company	17,594,861	—	—	17,594,861
TOTAL SECURITIES	$17,594,861	$309,179,918	$38,933	$326,813,712
Other Financial Instruments:[1]
Liabilities	$(268,365)	$—	$—	$(268,365)

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust